Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.16%
FHLMC	5.50%	10-1-2054	$765,537	$769,645
FHLMC	5.50	11-1-2054	350,943	352,772
FHLMC	5.50	6-1-2055	2,807,894	2,818,535
FNMA%%	5.00	7-13-2056	16,220,000	15,936,179
FNMA%%	5.50	7-13-2056	7,905,000	7,930,258
FNMA%%	6.00	8-13-2056	10,990,000	11,198,883
GNMA	5.00	12-20-2054	1,368,792	1,352,541
GNMA%%	5.00	7-20-2056	1,745,000	1,720,225
GNMA	5.50	12-20-2054	2,166,350	2,180,407
GNMA%%	5.50	7-20-2056	15,795,000	15,872,617
Total agency securities (Cost $59,958,294)				60,132,062
Asset-backed securities: 6.72%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	160,757	166,392
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	456,391	458,799
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	188,448	186,364
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	59,285	57,444
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	141,920	129,176
BHG Owner Loan Trust Series 2026-1CON Class B144A	5.30	6-17-2037	185,000	184,258
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	9,337	9,320
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	694,750	699,178
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	424,263	421,739
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	973,596
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	780,000	763,220
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	740,000	755,220
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	54,775
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	306,589	308,650
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	214,648	218,331
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	177,300	180,434
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	180,532	183,902
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.55	11-16-2036	1,000,000	999,440
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	10-19-2043	210,000	210,435
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	226,137	225,345
Jimmy Johns Funding LLC Series 2026-1A Class A2144A%%	5.69	4-30-2056	200,000	200,721
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	273,736	276,803
Kinetic ABS Issuer LLC Series 2026-2A Class A2144A%%	5.83	6-25-2058	380,000	383,496
Lafayette Federal Credit Union Asset Trust Series 2026-HI1A Class A2144A	5.38	1-25-2046	227,378	225,396
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	895,950	906,555
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	330,000	197,043
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	445,000	445,831
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,063	3,066
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	488,428	483,614
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	410,083	411,296
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37%	10-25-2055	$215,000	$210,109
Towd Point Mortgage Trust Series 2026-FIX2 Class A1A144A±±	5.31	4-25-2066	239,575	238,309
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	1,000,000	1,012,014
Total asset-backed securities (Cost $12,319,915)				12,180,271

	Shares
Common stocks: 0.09%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	1,285	310
Energy: 0.09%
Independent power and renewable electricity producers: 0.09%
Enviva, Inc. (Acquired 12-06-2024, cost $45,707)†˃	8,376	155,794
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $472,766)		156,104

			Principal
Corporate bonds and notes: 27.76%
Basic materials: 0.78%
Chemicals: 0.49%
Celanese U.S. Holdings LLC	7.38	7-15-2032	$370,000	389,154
Chemours Co.144A	8.00	1-15-2033	485,000	491,196
				880,350
Iron/steel: 0.29%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	40,000	36,569
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	495,000	491,087
				527,656
Communications: 5.38%
Internet: 1.41%
Alphabet, Inc.	5.65	2-15-2056	155,000	152,941
Amazon.com, Inc.	4.88	3-13-2036	205,000	201,802
Amazon.com, Inc.	5.80	3-13-2056	340,000	337,831
Amazon.com, Inc.	5.95	3-13-2066	160,000	159,081
Arches Buyer, Inc.144A	6.13	12-1-2028	305,000	300,423
Booking Holdings, Inc.	4.13	5-12-2033	145,000	170,086
Meta Platforms, Inc.	5.25	5-15-2036	280,000	278,024
Meta Platforms, Inc.	5.63	11-15-2055	590,000	534,632
See accompanying notes to portfolio of investments
2 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Meta Platforms, Inc.	6.30%	5-15-2056	$150,000	$149,313
Wayfair LLC144A	6.75	11-15-2032	270,000	277,262
				2,561,395
Media: 2.12%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	775,000	656,060
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	565,000	503,390
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	95,000	60,559
Comcast Corp.	2.94	11-1-2056	120,000	64,991
Comcast Corp.	5.50	5-15-2064	190,000	162,513
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	400,000	406,418
DISH Network Corp.144A	11.75	11-15-2027	205,000	210,648
Gray Media, Inc.144A	9.63	7-15-2032	375,000	361,931
News Corp.144A	3.88	5-15-2029	260,000	252,163
News Corp.144A	5.13	2-15-2032	350,000	342,904
Space Exploration Technologies Corp.144A	5.88	7-15-2036	665,000	656,332
Time Warner Cable LLC	5.50	9-1-2041	205,000	175,405
				3,853,314
Telecommunications: 1.85%
AT&T, Inc.	3.55	9-15-2055	250,000	160,986
AT&T, Inc.	5.70	11-1-2054	580,000	539,168
AT&T, Inc.	6.20	10-30-2056	235,000	232,294
Beacon Point DC LLC144A	6.13	11-30-2042	305,000	307,619
HUT 8 DC LLC144A	6.19	11-15-2042	160,000	162,061
Level 3 Financing, Inc.144A	3.75	7-15-2029	9,000	8,685
Level 3 Financing, Inc.144A	7.00	3-31-2034	260,000	268,096
Level 3 Financing, Inc.144A	8.50	1-15-2036	380,000	408,057
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	375,000	374,459
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	385,000	379,450
Verizon Communications, Inc.	5.88	11-30-2055	160,000	155,229
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	205,000	207,252
WULF Compute LLC144A	7.75	10-15-2030	140,000	147,049
				3,350,405
Consumer, cyclical: 3.17%
Airlines: 0.19%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	298,438	294,968
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	40,450	40,926
				335,894
Apparel: 0.38%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	610,401	693,138
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.23%
Ford Motor Credit Co. LLC	5.42%	4-9-2031	$410,000	$406,512
Auto parts & equipment: 0.40%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	260,000	268,209
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	470,000	464,297
				732,506
Entertainment: 0.22%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	390,000	401,574
Home builders: 0.55%
Century Communities, Inc.144A	6.63	9-15-2033	400,000	403,904
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	555,000	570,250
LGI Homes, Inc.144A	8.75	12-15-2028	20,000	20,667
				994,821
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	40,000	40,544
Retail: 0.95%
Michaels Cos., Inc.144A	8.50	3-15-2033	375,000	371,435
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	450,000	450,098
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	515,000	515,820
QXO Building Products, Inc.144A	6.88	7-15-2034	380,000	390,099
				1,727,452
Toys/games/hobbies: 0.23%
Mattel, Inc.	5.45	11-1-2041	205,000	187,299
Mattel, Inc.144A	5.88	12-15-2027	235,000	235,092
				422,391
Consumer, non-cyclical: 2.45%
Beverages: 0.19%
Maple Parent Holdings Corp.144A	5.70	3-26-2036	335,000	339,153
Commercial services: 1.25%
GEO Group, Inc.	10.25	4-15-2031	125,000	135,056
Global Payments, Inc.	4.88	3-17-2031	595,000	702,234
Global Payments, Inc.	5.20	11-15-2032	220,000	214,863
Global Payments, Inc.	5.95	8-15-2052	60,000	56,833
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.144A	5.50	5-15-2033	350,000	391,483
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	375,000	355,914
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	192,102
Upbound Group, Inc.144A	6.38	2-15-2029	225,000	223,025
				2,271,510
See accompanying notes to portfolio of investments
4 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.21%
Mars, Inc.144A	5.70%	5-1-2055	$385,000	$379,289
Healthcare-products: 0.15%
Abbott Laboratories	5.50	3-15-2056	190,000	186,078
VSP Optical Group, Inc.144A	5.40	6-1-2033	85,000	85,214
				271,292
Healthcare-services: 0.50%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	127,000	136,771
Radiology Partners, Inc.144A	8.50	7-15-2032	355,000	370,478
Star Parent, Inc.144A	9.00	10-1-2030	355,000	371,526
UnitedHealth Group, Inc.	4.75	5-15-2052	30,000	25,729
				904,504
Pharmaceuticals: 0.15%
Eli Lilly & Co.	5.60	5-20-2056	270,000	271,176
Energy: 2.21%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
Oil & gas: 0.43%
APA Corp.	5.25	2-1-2042	93,000	80,453
ConocoPhillips Co.	5.65	1-15-2065	75,000	72,216
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	200,000	193,728
Nabors Industries, Inc.144A	9.13	1-31-2030	220,000	229,917
SM Energy Co.144A	9.63	6-15-2033	190,000	208,324
				784,638
Oil & gas services: 0.77%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85	6-15-2056	520,000	513,694
Bristow Group, Inc.144A	6.75	2-1-2033	375,000	376,087
Schlumberger Holdings Corp.144A	4.85	5-15-2033	200,000	198,461
SESI LLC144A	7.88	9-30-2030	300,000	304,825
				1,393,067
Pipelines: 1.01%
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	188,000	196,525
Energy Transfer LP	5.95	5-15-2054	155,000	148,358
Harvest Midstream I LP144A	6.75	5-15-2034	280,000	283,991
MPLX LP	5.30	4-1-2036	235,000	231,640
Prairie Acquiror LP144A	9.00	8-1-2029	365,000	379,130
Venture Global LNG, Inc.144A	8.38	6-1-2031	150,000	156,139
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	445,000	434,460
				1,830,243
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 9.65%
Banks: 2.44%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52%	10-25-2035	$160,000	$160,740
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	370,000	371,124
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	190,000	195,886
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	280,000	285,263
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	395,000	387,546
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±	4.97	6-3-2032	175,000	174,899
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±	5.43	6-3-2037	115,000	115,395
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	445,000	441,795
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	720,000	730,939
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	455,000	444,958
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	695,000	624,938
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	190,000	190,607
Wells Fargo & Co. (U.S. SOFR+2.53%)±	3.07	4-30-2041	400,000	305,464
				4,429,554
Diversified financial services: 2.11%
Ares Finance Co. II LLC144A	3.25	6-15-2030	240,000	224,897
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	640,000	631,590
Citadel Finance LLC144A	5.15	2-14-2031	280,000	273,403
Citadel LP144A	6.38	1-23-2032	270,000	281,080
Computershare U.S., Inc.	1.13	10-7-2031	440,000	440,129
Equitable America Global Funding144A	4.95	6-9-2030	485,000	485,717
First Eagle Holdings, Inc.144A	7.25	8-15-2032	385,000	387,559
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	355,000	373,258
PRA Group, Inc.144A	5.00	10-1-2029	185,000	174,801
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	260,000	271,624
United Wholesale Mortgage LLC144A	5.50	4-15-2029	35,000	32,513
Western Union Co.	4.75	6-15-2029	255,000	253,083
				3,829,654
Insurance: 3.06%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	465,000	461,539
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	480,000	444,326
Athene Global Funding144A	5.03	7-17-2030	350,000	346,845
Athene Global Funding144A	5.54	8-22-2035	435,000	428,166
Broadstreet Partners Group LLC144A	5.88	4-15-2029	290,000	283,190
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	370,000	362,618
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	135,000	111,974
Jackson Financial, Inc.	6.15	1-15-2037	150,000	149,624
MetLife, Inc.	6.40	12-15-2036	335,000	341,327
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	255,000	251,595
New York Life Insurance Co.144A	5.88	5-15-2033	290,000	302,089
Northwestern Mutual Life Insurance Co.144A	6.05	6-30-2056	245,000	249,310
See accompanying notes to portfolio of investments
6 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Northwestern Mutual Life Insurance Co.144A	6.17%	5-29-2055	$265,000	$272,645
Protective Life Corp.144A	4.70	1-15-2031	470,000	463,313
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	420,000	389,307
RGA Global Funding144A	4.60	11-25-2030	315,000	310,723
RGA Global Funding144A	5.05	12-6-2031	380,000	379,572
				5,548,163
Investment companies: 1.06%
Ares Capital Corp. BDC	5.10	1-15-2031	295,000	285,371
Ares Capital Corp. BDC	5.50	9-1-2030	225,000	222,229
Ares Capital Corp. BDC	5.88	3-1-2029	125,000	125,990
Blue Owl Capital Corp. BDC	2.63	1-15-2027	1,020,000	1,006,693
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	265,000	280,730
				1,921,013
Real estate: 0.28%
CBRE Services, Inc.	4.90	1-15-2033	206,000	203,031
CBRE Services, Inc.	5.50	6-15-2035	300,000	303,287
				506,318
REITs: 0.70%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	175,000	154,537
Essential Properties LP	2.95	7-15-2031	275,000	248,390
Essential Properties LP	5.40	12-1-2035	305,000	301,898
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	410,000	425,116
Piedmont Operating Partnership LP	9.25	7-20-2028	120,000	129,187
				1,259,128
Industrial: 0.63%
Engineering & construction: 0.15%
Jacobs Solutions, Inc.	4.75	3-3-2031	135,000	133,752
Jacobs Solutions, Inc.	5.38	3-3-2036	130,000	127,843
				261,595
Packaging & containers: 0.48%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	460,000	437,261
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	445,000	438,952
				876,213
Technology: 1.95%
Computers: 0.24%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	70,000	70,291
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Computers(continued)
Hewlett Packard Enterprise Co.	5.60%	10-15-2054		$185,000	$171,502
Kyndryl Holdings, Inc.	4.10	10-15-2041		265,000	187,674
					429,467
Semiconductors: 0.50%
Entegris, Inc.144A	4.75	4-15-2029		280,000	276,699
Foundry JV Holdco LLC144A	5.88	1-25-2034		210,000	213,371
Intel Corp.	2.80	8-12-2041		235,000	164,771
Intel Corp.	3.25	11-15-2049		85,000	55,343
Intel Corp.	5.30	5-15-2036		200,000	199,000
					909,184
Software: 1.21%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		605,000	580,088
Cloud Software Group, Inc.144A	8.25	6-30-2032		380,000	356,153
Cloud Software Group, Inc.144A	9.00	9-30-2029		85,000	82,504
Oracle Corp.	4.55	2-4-2029		135,000	133,085
Oracle Corp.	4.95	2-4-2031		160,000	156,645
Oracle Corp.	5.70	2-4-2036		530,000	513,281
Oracle Corp.	5.95	9-26-2055		450,000	382,418
					2,204,174
Utilities: 1.54%
Electric: 1.54%
Basin Electric Power Cooperative	5.85	10-15-2055		280,000	273,975
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		100,000	103,134
Duke Energy Corp.	3.10	6-15-2028		100,000	114,193
Duke Energy Corp.	3.85	6-15-2034		235,000	268,745
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		210,000	218,123
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		590,000	586,683
Oglethorpe Power Corp.	4.25	4-1-2046		115,000	90,827
PacifiCorp	5.45	4-15-2033		370,000	375,601
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		400,000	407,593
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		355,000	358,950
					2,797,824
Total corporate bonds and notes (Cost $50,053,164)					50,345,111
Foreign corporate bonds and notes: 12.43%
Basic materials: 0.31%
Chemicals: 0.31%
INEOS Finance PLC	6.63	5-15-2028	EUR	485,000	559,189
Communications: 3.20%
Media: 0.28%
Ziggo BV	2.88	1-15-2030	EUR	460,000	502,345
See accompanying notes to portfolio of investments
8 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications: 2.92%
British Telecommunications Ltd. (UK Gilts 5 Year+3.82%)±	8.38%	12-20-2083	GBP	295,000	$413,164
BT Finance PLC	3.38	11-17-2032	EUR	400,000	451,560
Chorus Ltd.	3.53	11-26-2032	EUR	325,000	368,691
Chorus Ltd.	3.63	9-7-2029	EUR	295,000	340,511
Fibercop SpA	1.63	1-18-2029	EUR	575,000	626,057
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	351,666
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	400,000	455,736
TDC Net AS	5.62	2-6-2030	EUR	400,000	482,604
Telefonica Emisiones SA	4.18	11-21-2033	EUR	400,000	467,606
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	242,969
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	390,000	392,183
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	260,000	286,228
Zegona Finance PLC144A	6.75	7-15-2029	EUR	351,000	415,226
					5,294,201
Consumer, cyclical: 1.26%
Auto manufacturers: 0.43%
BMW International Investment BV	3.50	1-22-2033	EUR	200,000	227,388
RCI Banque SA	3.63	11-3-2032	EUR	500,000	557,836
					785,224
Auto parts & equipment: 0.17%
Mahle GmbH	6.50	5-2-2031	EUR	255,000	303,665
Entertainment: 0.21%
Universal Music Group NV	4.00	6-13-2031	EUR	320,000	375,746
Lodging: 0.27%
Essendi SA	6.38	10-15-2029	EUR	415,000	492,040
Retail: 0.06%
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	116,463
Toys/games/hobbies: 0.12%
Asmodee Group AB	5.75	12-15-2029	EUR	186,667	221,449
Consumer, non-cyclical: 0.96%
Commercial services: 0.67%
Amber Finco PLC	6.63	7-15-2029	EUR	280,000	331,414
Indigo Group SAS	3.75	4-24-2032	EUR	200,000	229,997
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	378,361
Nexi SpA	2.13	4-30-2029	EUR	250,000	275,700
					1,215,472
Food: 0.29%
Iceland Bondco PLC	4.38	5-15-2028	GBP	400,000	523,307
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 1.03%
Oil & gas: 0.77%
Aker BP ASA	1.13%	5-12-2029	EUR	200,000	$215,043
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	200,000	246,938
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 11:00am+3.94%)ʊ±	6.12	5-8-2030	EUR	415,000	491,375
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	400,000	443,946
					1,397,302
Oil & gas services: 0.26%
OEG Finance PLC	7.25	9-27-2029	EUR	400,000	473,258
Financial: 2.92%
Banks: 1.68%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	461,039
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	243,090
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	474,812
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	239,366
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	246,516
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	219,761
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	476,902
Societe Generale SA (EURIBOR ICE Swap Rate 11:00am+1.65%)±	3.75	5-17-2035	EUR	600,000	682,552
					3,044,038
Insurance: 0.47%
AXA SA	3.63	1-10-2033	EUR	200,000	232,809
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	205,000	249,899
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	355,000	376,660
					859,368
Real estate: 0.56%
Aroundtown SA	3.50	5-13-2030	EUR	500,000	562,735
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	400,000	452,194
					1,014,929
Savings & loans: 0.21%
Nationwide Building Society (3 Month EURIBOR+1.15%)±	3.83	7-24-2032	EUR	325,000	376,701
See accompanying notes to portfolio of investments
10 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 0.37%
Multi-national: 0.37%
Asian Development Bank	6.20%	10-6-2026	INR	18,450,000	$193,663
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	485,000	473,545
					667,208
Industrial: 0.46%
Environmental control: 0.27%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	420,000	486,657
Transportation: 0.19%
Ocado Group PLC	10.50	8-8-2029	GBP	250,000	342,674
Technology: 0.13%
Computers: 0.13%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	213,000	237,385
Utilities: 1.79%
Electric: 0.93%
Contact Energy Ltd.	3.54	11-3-2032	EUR	400,000	452,894
Engie SA	3.63	3-6-2031	EUR	300,000	347,664
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	400,000	450,065
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	350,000	442,021
					1,692,644
Gas: 0.58%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	595,000	644,956
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	300,000	407,362
					1,052,318
Water: 0.28%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	431,000	503,608
Total foreign corporate bonds and notes (Cost $21,896,717)					22,537,191
Foreign government bonds: 21.55%
Australia: 2.58%
Australia	2.25	5-21-2028	AUD	7,040,000	4,683,956
Belgium: 1.07%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	1,700,000	1,937,313
Brazil: 3.07%
Brazil	10.00	1-1-2031	BRL	22,500,000	3,789,565
Brazil	10.00	1-1-2029	BRL	10,000,000	1,786,497
					5,576,062
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Chile: 0.52%
Republic of Chile144A	4.70%	9-1-2030	CLP	875,000,000	$936,213
Colombia: 2.27%
Colombia TES	5.75	11-3-2027	COP	15,307,000,000	4,118,608
France: 3.64%
Republic of France144A	2.40	9-24-2028	EUR	2,475,000	2,808,954
Republic of France144A	2.70	2-25-2031	EUR	1,685,000	1,904,453
Republic of France144A	3.50	11-25-2035	EUR	1,665,000	1,896,054
					6,609,461
Germany: 1.57%
Bundesobligation	2.50	4-16-2031	EUR	1,675,000	1,905,304
Bundesschatzanweisungen	2.50	6-14-2028	EUR	825,000	942,079
					2,847,383
Italy: 1.05%
Italy	2.20	2-28-2028	EUR	1,675,000	1,898,823
Mexico: 1.04%
Mexico	8.50	2-28-2030	MXN	32,725,000	1,883,257
New Zealand: 1.06%
New Zealand	1.50	5-15-2031	NZD	3,765,000	1,917,186
South Africa: 1.07%
Republic of South Africa	10.50	12-21-2027	ZAR	30,450,000	1,933,331
United Kingdom: 2.61%
U.K. Gilts	4.38	3-7-2028	GBP	705,000	938,376
U.K. Gilts	4.38	3-7-2030	GBP	1,430,000	1,905,196
U.K. Gilts	4.75	10-22-2035	GBP	1,424,000	1,886,884
					4,730,456
Total foreign government bonds (Cost $39,063,269)					39,072,049

	Shares
Investment companies: 0.54%
Exchange-traded funds: 0.54%
Vanguard Short-Term Corporate Bond ETF	12,447	983,686
Total investment companies (Cost $991,901)		983,686

Principal
Loans: 1.27%
Consumer, cyclical: 0.92%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	$34,301	34,412
See accompanying notes to portfolio of investments
12 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.27%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.11%	12-2-2031	$487,600	$488,209
Housewares: 0.31%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.39	10-30-2029	571,806	569,971
Retail: 0.32%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	578,550	571,075
Industrial: 0.33%
Metal fabricate/hardware: 0.16%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.62	6-1-2033	285,000	284,111
Packaging & containers: 0.17%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.12	4-15-2030	315,000	310,275
Technology: 0.02%
Software: 0.02%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.39	11-28-2028	48,660	46,138
Total loans (Cost $2,312,541)				2,304,191
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E	6.05	1-1-2029	25,000	25,199
Total municipal obligations (Cost $25,336)				25,199
Non-agency mortgage-backed securities: 2.54%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	667,555	662,797
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.73	12-15-2044	300,000	300,281
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	365,595	348,037
JPMorgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	379,616	318,894
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	932,557
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	40,200	37,880
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	500,000	469,904
PFDR Trust Series 2026-DLVR Class B (U.S. SOFR 1 Month+2.10%)144A±	5.71	6-15-2043	475,000	474,852
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.57	4-15-2042	500,000	500,442
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	100,000	73,274
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
TRK Trust Series 2021-INV2 Class A2144A±±	2.12%	11-25-2056	$499,641	$444,160
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	47,311	42,783
Total non-agency mortgage-backed securities (Cost $4,830,994)				4,605,861
U.S. Treasury securities: 3.01%
U.S. Treasury Bonds	4.63	11-15-2045	244,000	234,354
U.S. Treasury Bonds	4.63	2-15-2046	4,009,000	3,848,014
U.S. Treasury Bonds	4.63	11-15-2055	15,000	14,271
U.S. Treasury Bonds	4.75	2-15-2056	335,000	329,242
U.S. Treasury Notes	4.38	5-15-2036	1,030,000	1,024,528
Total U.S. Treasury securities (Cost $5,592,280)				5,450,409

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA♦†	4-27-2029	128,399	0
Total warrants (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 8.30%
Communications: 0.57%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	$45,000	38,208
Telecommunications: 0.55%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	530,000	544,526
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	200,000	199,498
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	250,000	258,497
				1,002,521
Consumer, cyclical: 0.70%
Airlines: 0.23%
Latam Airlines Group SA144A	7.63	1-7-2031	410,000	424,719
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	120,000	116,485
Leisure time: 0.41%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	140,000	135,600
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	50,000	50,420
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	540,000	547,612
				733,632
See accompanying notes to portfolio of investments
14 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.76%
Beverages: 0.32%
Coca-Cola Icecek AS144A	4.50%	1-20-2029	$595,000	$578,607
Pharmaceuticals: 0.44%
1261229 BC Ltd.144A	10.00	4-15-2032	650,000	658,343
Bausch Health Cos., Inc.144A	6.25	2-15-2029	180,000	135,338
				793,681
Energy: 0.95%
Oil & gas: 0.74%
Aker BP ASA144A	5.80	10-1-2054	155,000	144,112
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	830,000	820,467
Eni SpA144A	6.00	5-18-2056	380,000	375,077
				1,339,656
Pipelines: 0.21%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	385,000	387,289
Financial: 4.47%
Banks: 2.93%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	650,000	665,600
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	644,508
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	213,502
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	235,000	234,840
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	285,000	285,271
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	720,000	708,692
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	250,000	261,883
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	395,000	397,717
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	860,000	777,178
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.29%)±%%	5.30	7-7-2037	200,000	198,675
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	470,000	482,507
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	199,489
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	245,000	249,585
				5,319,447
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95%	3-10-2055	$600,000	$621,115
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	245,000	250,497
Brookfield Asset Management Ltd.	5.30	1-15-2036	160,000	155,987
Brookfield Asset Management Ltd.	6.08	9-15-2055	120,000	120,498
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	280,000	284,577
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	165,000	169,842
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	58,500
				1,661,016
Insurance: 0.34%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	240,000	246,139
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	360,000	368,107
				614,246
Private equity: 0.28%
Brookfield Finance, Inc.	5.33	1-15-2036	525,000	516,419
Government securities: 0.36%
Multi-national: 0.36%
African Export-Import Bank144A	3.80	5-17-2031	705,000	643,818
Industrial: 0.49%
Engineering & construction: 0.10%
CIMIC Finance Ltd.144A	6.00	4-22-2036	140,000	138,012
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	35,000	37,213
				175,225
Packaging & containers: 0.24%
Trivium Packaging Finance BV144A	12.25	1-15-2031	395,000	436,608
Trucking & leasing: 0.15%
Avolon Holdings Funding Ltd.144A	4.90	10-10-2030	280,000	277,549
Total yankee corporate bonds and notes (Cost $15,234,256)				15,059,126
Yankee government bonds: 3.25%
Argentina: 1.08%
Argentinaøø	4.13	7-9-2035	415,000	331,585
City of Buenos Aires144A	7.80	11-26-2033	615,000	645,886
Province of Santa Fe144A	8.10	12-11-2034	645,000	646,322
Provincia de Cordoba144Aøø	6.88	2-1-2029	332,619	325,218
				1,949,011
Israel: 0.49%
Israel	4.50	1-13-2031	580,000	566,985
Israel	5.75	3-12-2054	345,000	329,392
				896,377
See accompanying notes to portfolio of investments
16 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ivory Coast: 0.30%
Ivory Coast144A	8.25%	1-30-2037	$485,000	$536,501
Mexico: 0.84%
Mexico	5.63	9-22-2035	450,000	437,175
Mexico	6.25	8-27-2037	475,000	475,140
Mexico	6.35	2-9-2035	410,000	418,815
Mexico	3.77	5-24-2061	330,000	197,505
				1,528,635
Panama: 0.12%
Panama	4.50	1-19-2063	290,000	223,648
Trinidad and Tobago: 0.42%
Trinidad & Tobago144A	6.50	1-28-2036	730,000	751,791
Total yankee government bonds (Cost $5,704,231)				5,885,963

	Yield	Shares
Short-term investments: 4.36%
Investment companies: 2.16%
Allspring Government Money Market Fund Select Class♠∞##	3.57	3,917,989	3,917,989

				Principal
U.S. Treasury securities: 2.20%
U.S. Treasury Bills☼		3.09	7-7-2026	$4,000,000	3,997,622
Total short-term investments (Cost $7,915,584)					7,915,611
Total investments in securities (Cost $226,371,248)	124.99%				226,652,834
Other assets and liabilities, net	(24.99)				(45,320,948)
Total net assets	100.00%				$181,331,886

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $155,794 (original cost of $45,707), representing 0.09% of its net assets as of period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 17

Portfolio of investments—June 30, 2026 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
INR	Indian rupee
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
NZD	New Zealand dollar
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,514,164	$84,636,727	$(85,232,902)	$0	$0	$3,917,989	3,917,989	$125,608
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,007,770	COP	14,369,500,000	Morgan Stanley, Inc.	7-6-2026	$0	$(191,985)
COP	14,369,500,000	USD	4,156,470	Morgan Stanley, Inc.	7-6-2026	43,285	0
USD	998,676	CLP	890,000,000	State Street Bank & Trust Co.	7-13-2026	33,159	0
USD	4,815,671	AUD	6,650,000	Morgan Stanley, Inc.	7-20-2026	212,999	0
AUD	40,000	USD	28,393	Bank of New York Mellon Corp.	7-20-2026	0	(708)
USD	52,926	AUD	75,000	Morgan Stanley, Inc.	7-20-2026	1,017	0
USD	3,083,569	BRL	15,560,000	State Street Bank & Trust Co.	8-7-2026	94,730	0
BRL	1,200,000	USD	239,354	State Street Bank & Trust Co.	8-7-2026	0	(8,852)
BRL	1,040,000	USD	202,138	State Street Bank & Trust Co.	8-7-2026	0	(2,370)
USD	925,249	BRL	4,807,500	State Street Bank & Trust Co.	8-7-2026	1,801	0
USD	188,159	BRL	990,000	State Street Bank & Trust Co.	8-7-2026	0	(2,005)
USD	38,346,048	EUR	33,055,000	Morgan Stanley, Inc.	8-11-2026	515,568	0
USD	2,802,220	EUR	2,410,000	Morgan Stanley, Inc.	8-11-2026	44,046	0
USD	403,234	EUR	352,000	Morgan Stanley, Inc.	8-11-2026	380	0
EUR	3,365,000	USD	3,819,797	Morgan Stanley, Inc.	8-11-2026	31,347	0
USD	250,035	EUR	220,000	Bank of New York Mellon Corp.	8-11-2026	0	(1,749)
USD	290,837	EUR	255,000	Morgan Stanley, Inc.	8-11-2026	0	(1,003)
EUR	1,360,000	USD	1,556,463	Morgan Stanley, Inc.	8-11-2026	17	0
USD	959,426	GBP	715,000	Bank of New York Mellon Corp.	8-18-2026	11,034	0
See accompanying notes to portfolio of investments
18 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	5,972,423	GBP	4,420,000	Bank of New York Mellon Corp.	8-18-2026	$109,638	$0
USD	48,040	GBP	36,000	Morgan Stanley, Inc.	8-18-2026	289	0
NZD	2,420,000	USD	1,409,214	Bank of New York Mellon Corp.	8-24-2026	0	(32,318)
USD	1,372,016	NZD	2,425,000	Bank of New York Mellon Corp.	8-24-2026	0	(7,725)
USD	1,917,650	NZD	3,385,000	Morgan Stanley, Inc.	8-24-2026	0	(8,298)
USD	4,094,388	COP	14,369,500,000	Morgan Stanley, Inc.	9-2-2026	0	(49,341)
USD	996,309	ZAR	16,245,000	Bank of New York Mellon Corp.	9-18-2026	10,795	0
ZAR	16,245,000	USD	994,892	Bank of New York Mellon Corp.	9-18-2026	0	(9,379)
USD	1,908,700	MXN	33,570,000	Bank of New York Mellon Corp.	9-30-2026	3,138	0
						$1,113,243	$(315,733)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	145	9-30-2026	$29,923,151	$29,889,258	$0	$(33,893)
Short
10-Year Euro BUND Index	(34)	9-8-2026	(4,901,448)	(4,946,955)	0	(45,507)
2-Year Euro SCHATZ	(28)	9-8-2026	(3,385,379)	(3,389,957)	0	(4,578)
5-Year Euro-BOBL Futures	(61)	9-8-2026	(7,991,544)	(8,041,824)	0	(50,280)
Ultra 10-Year U.S. Treasury Notes	(40)	9-21-2026	(4,475,172)	(4,498,750)	0	(23,578)
Ultra U.S. Treasury Bond	(8)	9-21-2026	(934,486)	(929,250)	5,236	0
5-Year U.S. Treasury Notes	(46)	9-30-2026	(4,923,004)	(4,924,156)	0	(1,152)
					$5,236	$(158,988)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 45	1.00%	Quarterly	12-20-2030	USD	5,540,000	$121,627	$86,044	$35,583	$0
Markit CDX North American High Yield Series 46	5.00	Quarterly	6-20-2031	USD	5,138,100	421,304	308,970	112,334	0
								$147,917	$0
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 19

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
20 | Allspring Income Plus Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Income Plus Fund | 21

Notes to portfolio of investments—June 30, 2026 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Income Plus Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$60,132,062	$0	$60,132,062
Asset-backed securities	0	12,180,271	0	12,180,271
Common stocks
Consumer staples	310	0	0	310
Energy	0	155,794	0	155,794
Financials	0	0	0	0
Corporate bonds and notes	0	50,345,111	0	50,345,111
Foreign corporate bonds and notes	0	22,537,191	0	22,537,191
Foreign government bonds	0	39,072,049	0	39,072,049
Investment companies	983,686	0	0	983,686
Loans	0	2,304,191	0	2,304,191
Municipal obligations	0	25,199	0	25,199
Non-agency mortgage-backed securities	0	4,605,861	0	4,605,861
U.S. Treasury securities	5,450,409	0	0	5,450,409
Warrants
Consumer staples	0	0	0	0
Yankee corporate bonds and notes	0	15,059,126	0	15,059,126
Yankee government bonds	0	5,885,963	0	5,885,963
Short-term investments
Investment companies	3,917,989	0	0	3,917,989
U.S. Treasury securities	3,997,622	0	0	3,997,622
	14,350,016	212,302,818	0	226,652,834
Forward foreign currency contracts	0	1,113,243	0	1,113,243
Futures contracts	5,236	0	0	5,236
Swap contracts	0	147,917	0	147,917
Total assets	$14,355,252	$213,563,978	$0	$227,919,230
Liabilities
Forward foreign currency contracts	$0	$315,733	$0	$315,733
Futures contracts	158,988	0	0	158,988
Total liabilities	$158,988	$315,733	$0	$474,721
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $1,459,000 was segregated as cash collateral for these open futures contracts and $467,235 was segregated as cash collateral for swap contracts. The Fund also had $740,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Income Plus Fund | 23